Eagle Mid Cap Stock Fund
Eagle Mutual Funds SUMMARY OF MID CAP STOCK FUND | 8.15.2011
Investment objective
The Eagle Mid Cap Stock Fund ("Mid Cap Stock Fund" or the "fund") seeks long-term capital appreciation.
Fees and expenses
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Stock Fund.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees -	Eagle Mid Cap Stock Fund Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a % of amount redeemed, if applicable)	none

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses -		Eagle Mid Cap Stock Fund Class R-6
Management Fees		0.55%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.13%
Shareholder Service Fees		none
Remainder of Other Expenses		0.13%
Total Annual Fund Operating Expenses	[1]	0.68%
[1]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its management fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses exceed 0.85% of the R-6 class' average daily net assets through August 15, 2012. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's management fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Year 1	Year 3	Year 5	Year 10
Eagle Mid Cap Stock Fund Class R-6	69	218	379	847

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 245% of the average value of its portfolio.

Principal investment strategies
During normal market conditions, the Mid Cap Stock Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-capitalization companies. The fund's portfolio managers consider mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Index during the most recent 12-month period. The Russell Midcap® Index ranged from approximately $939 million to $26 billion during the 12-month period ended June 30, 2011.

The fund will invest primarily in the stocks of companies that the portfolio managers believe may be rapidly developing their business franchises, services and products, and have above-average earnings, cash flow and/or growth at a discount from their market value. The portfolio managers focus on common stocks of mid-capitalization companies that are believed to have sustainable advantages in their industries or sectors and fit within the portfolio management team's growth and valuation guidelines. For this purpose, stocks include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock. The fund will sell securities when they no longer meet the portfolio managers' investment criteria.

Principal risks
The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;
Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;
Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;
Stock market risk is the risk of broad stock market decline or decline in particular holdings; and
Value stock risk arises from the possibility that a stock's true value may not be fully realized by the market.

Performance

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Returns for Class R-6 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class R-6 shares do not have the same expenses as Class A shares.

Year to date total return (Class A shares) as of June 30, 2011 was 2.90% (not annualized).

During 10 year period: (Class A Shares)	Return	Quarter ended
Best Quarter	20.74%	June 30, 2001
Worst Quarter	(22.89)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Eagle Mid Cap Stock Fund	Inception Date	1-yr	5-yr	10-yr
Class A	Nov. 06, 1997	14.68%	3.73%	6.42%
Class A Return After Taxes on Distributions	Nov. 06, 1997	14.68%	2.68%	5.64%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Nov. 06, 1997	9.54%	2.78%	5.30%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)		26.64%	5.73%	7.16%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.